Income Tax - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-cash charges related to tax expense as result of new U.S. federal statutory rate		$ 16,900
Non-cash charges to equity related to tax expense as result of new U.S. federal statutory rate		16,900
Net deferred tax—credited (debited) directly to equity		(40,091)	$ 34,517
Unused tax losses		166,465	2,022
Adjustment in respect of income taxes payable		84	7,282
Recognized deferred tax (assets) liabilities as result of business combination		$ 0	32,411
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-cash charges to tax expense for realizability of deferred tax assets as result of new U.S. federal statutory rate	$ 30,400
Net deferred tax—credited (debited) directly to equity	(25,800)
Other jurisdictions | U.S. | Intellectual property rights
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	$ 2,100,000
StatusPage | Tax losses for carry forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax (assets) liabilities as result of business combination			(500)
StatusPage | Acquired intangibles
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax (assets) liabilities as result of business combination			3,100
Trello | Tax losses for carry forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax (assets) liabilities as result of business combination			(13,600)
Trello | Acquired intangibles
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax (assets) liabilities as result of business combination			$ 45,300